Related party transactions and balances - Summary of related party transactions (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of transactions between related parties [line items]
Sales		$ 0
Other income	$ 17,477	18,851	$ 198,778	$ 5,199,803	$ 589,255
Raw material purchase		0
Other expense	227,236	$ 107,739	57,952,751	15,169,616	$ 39,211,769
Related parties [member]
Disclosure of transactions between related parties [line items]
Sales	1,353,118		430,151	473,667
Other income	592		1,863	1,473
Raw material purchase	0		0	0
Other expense	116,751		429,331	264,874
G SMATT Japan [member]
Disclosure of transactions between related parties [line items]
Sales	1,279,821		9,142	9,267
Other income	0		0	0
Raw material purchase	0		0	0
Other expense	0		0	0
BioX [member]
Disclosure of transactions between related parties [line items]
Sales	73,297		421,009	464,400
Other income	592		1,863	1,473
Raw material purchase	0		0	0
Other expense	59,401		366,026	$ 264,874
Kim, Houng-Ki [member]
Disclosure of transactions between related parties [line items]
Sales	0		0
Other income	0		0
Raw material purchase	0		0
Other expense	$ 57,350		27,997
Lee, Ho-Joon [member]
Disclosure of transactions between related parties [line items]
Sales			0
Other income			0
Raw material purchase			0
Other expense			$ 35,308